Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	$ 62,320
Additions	1,146	$ 978
Intangible assets and goodwill at end of period	61,747	62,320
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	30,980
Intangible assets and goodwill at end of period	31,750	30,980
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	31,340
Intangible assets and goodwill at end of period	29,997	31,340
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	4,264
Intangible assets and goodwill at end of period	5,292	4,264
Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2,980
Intangible assets and goodwill at end of period	2,980	2,980
Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2,911
Intangible assets and goodwill at end of period	2,370	2,911
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	16,144
Intangible assets and goodwill at end of period	14,474	16,144
Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	4,530
Intangible assets and goodwill at end of period	4,292	4,530
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	511
Intangible assets and goodwill at end of period	589	511
Gross carrying amount [member] | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	31,381	31,585
Impact of business combinations	94	56
Currency translation effects	704	(260)
Intangible assets and goodwill at end of period	32,179	31,381
Gross carrying amount [member] | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	55,137	54,348
Impact of business combinations	1,223	1,141
Additions	1,146	978
Disposals and derecognitions	(746)	(617)
Currency translation effects	1,237	(713)
Intangible assets and goodwill at end of period	57,997	55,137
Gross carrying amount [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	5,150	4,119
Impact of business combinations	1,223	690
Reclassifications	(389)	(158)
Additions	697	599
Disposals and derecognitions	(353)	(23)
Currency translation effects	134	(77)
Intangible assets and goodwill at end of period	6,462	5,150
Gross carrying amount [member] | Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2,980	2,980
Intangible assets and goodwill at end of period	2,980	2,980
Gross carrying amount [member] | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	6,548	6,563
Additions	5
Disposals and derecognitions	(1)
Currency translation effects	86	(15)
Intangible assets and goodwill at end of period	6,638	6,548
Gross carrying amount [member] | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	33,007	33,385
Impact of business combinations		451
Reclassifications	175	6
Additions	282	223
Disposals and derecognitions	(328)	(464)
Currency translation effects	969	(594)
Intangible assets and goodwill at end of period	34,105	33,007
Gross carrying amount [member] | Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	5,960	5,960
Intangible assets and goodwill at end of period	5,960	5,960
Gross carrying amount [member] | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,492	1,341
Reclassifications	214	152
Additions	162	156
Disposals and derecognitions	(64)	(130)
Currency translation effects	48	(27)
Intangible assets and goodwill at end of period	1,852	1,492
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	(3,690)	(3,861)
Accumulated impairments on disposals and derecognitions	730	535
Impairment charge	(709)	(591)
Accumulated depreciation [member] | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(401)	(411)
Currency translation effects	(28)	10
Intangible assets and goodwill at end of period	(429)	(401)
Accumulated depreciation [member] | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(23,797)	(20,131)
Currency translation effects	(534)	251
Intangible assets and goodwill at end of period	(28,000)	(23,797)
Accumulated depreciation [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(886)	(650)
Reclassifications	6	225
Accumulated impairments on disposals and derecognitions	352	22
Impairment charge	(615)	(490)
Currency translation effects	(27)	7
Intangible assets and goodwill at end of period	(1,170)	(886)
Accumulated depreciation [member] | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(3,637)	(3,070)
Amortization charge	(577)	(576)
Currency translation effects	(54)	9
Intangible assets and goodwill at end of period	(4,268)	(3,637)
Accumulated depreciation [member] | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(16,863)	(14,221)
Reclassifications	(6)	(225)
Amortization charge	(2,571)	(2,926)
Accumulated impairments on disposals and derecognitions	317	390
Impairment charge	(92)	(96)
Currency translation effects	(416)	215
Intangible assets and goodwill at end of period	(19,631)	(16,863)
Accumulated depreciation [member] | Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(1,430)	(1,192)
Amortization charge	(238)	(238)
Intangible assets and goodwill at end of period	(1,668)	(1,430)
Accumulated depreciation [member] | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(981)	(998)
Amortization charge	(304)	(121)
Accumulated impairments on disposals and derecognitions	61	123
Impairment charge	(2)	(5)
Currency translation effects	(37)	20
Intangible assets and goodwill at end of period	$ (1,263)	$ (981)